Leases	6 Months Ended
Jun. 30, 2021
Leases
Leases

NOTE 15: LEASES

Time charter out contracts

The Company’s contract revenues from time chartering are governed by ASC 842. Upon adoption of ASC 842, the timing and recognition of earnings from the time charter contracts to which the Company is party did not change from previous practice.

Time charter-in and bareboat-in contracts

As of June 30, 2021, Navios Holdings had time charter-in and bareboat-in contracts whose remaining lease terms ranged from less than 0.1 years to 9.0 years. Certain operating leases have optional periods. Based on management estimates and market conditions, the lease term of these leases is being assessed at each balance sheet date. The Company will continue to recognize the lease payments for all operating leases as charter hire expense on the interim condensed consolidated statements of comprehensive income/(loss) on a straight-line basis over the lease term.

Land lease agreements

As of June 30, 2021, Navios Logistics had land lease agreements whose remaining lease terms range from 44.7 years to 45.1 years.

Office lease agreements

As of June 30, 2021, Navios Logistics had office lease agreements whose remaining lease terms ranged from less than 0.1 years to 5.4 years.

The tables below present the components of the Company’s lease expense for the three and six month periods ended June 30, 2021 and 2020:

	Drybulk Vessel Operations Three Month Period Ended June 30, 2021	Logistics Business Three Month Period Ended June 30, 2021	Total
Lease expense for charter-in contracts	$19,252	$1,630	$20,882
Lease expense for land lease agreements	—	142	142
Lease expense for office lease agreements	—	91	91
Total	$19,252	$1,863	$21,115

	Drybulk Vessel Operations Three Month Period Ended June 30, 2020	Logistics Business Three Month Period Ended June 30, 2020	Total
Lease expense for charter-in contracts	$24,155	$1,170	$25,325
Lease expense for land lease agreements	—	143	143
Lease expense for office lease agreements	—	144	144
Total	$24,155	$1,457	$25,612

	Drybulk Vessel Operations Six Month Period Ended June 30, 2021	Logistics Business Six Month Period Ended June 30, 2021	Total
Lease expense for charter-in contracts	$39,850	$3,168	$43,018
Lease expense for land lease agreements	—	282	282
Lease expense for office lease agreements	—	157	157
Total	$39,850	$3,607	$43,457

	Drybulk Vessel Operations Six Month Period Ended June 30, 2020	Logistics Business Six Month Period Ended June 30, 2020	Total
Lease expense for charter-in contracts	$49,771	$2,988	$52,759
Lease expense for land lease agreements	—	282	282
Lease expense for office lease agreements	—	303	303
Total	$49,771	$3,573	$53,344

Lease expenses for charter-in contracts are included in the interim condensed consolidated statement of comprehensive income/(loss) within the caption “Time charter, voyage and logistics business expenses”. Lease expenses for land lease agreements and office lease agreements are included in the interim condensed consolidated statement of comprehensive income/(loss) within the captions “Time charter, voyage and logistics business expenses” and “General and administrative expenses”, respectively.

In 2020, Navios Holdings took delivery of the Navios Felicity I, the Navios Galaxy II and the Navios Magellan II under bareboat charters.

The Company entered into new lease liabilities amounting to $43,516 during the six month period ended June 30, 2020. The Company did not enter into new lease liabilities during the six month period ended June 30, 2021.

During the three and six month periods ended June 30, 2021, the Company acquired a previously charter-in vessel, for which the Company wrote-off an amount of $3,953 through the accompanying interim condensed consolidated statement of comprehensive income/(loss) and was recognized within the caption “Impairment loss/ loss on sale of vessels, net”.

The table below provides the total amount of lease payments on an undiscounted basis on our charter-in contracts and office lease agreements as of June 30, 2021:

	Charter-in vessels in operation	Land leases	Office space
June 30, 2022	$75,986	$556	$538
June 30, 2023	58,885	556	419
June 30, 2024	46,554	556	336
June 30, 2025	28,277	556	60
June 30, 2026	18,960	556	60
June 30, 2027 and thereafter	36,569	22,167	23
Total	$265,231	$24,947	$1,436
Operating lease liabilities, including current portion	$218,574	$7,976	$1,246
Discount based on incremental borrowing rate	$46,657	$16,971	$190

As of June 30, 2021, the weighted average remaining lease terms on our charter-in contracts, office lease agreements and land leases are 4.9 years, 3.1 years and 44.8 years, respectively.